Interest Rate Swaps	12 Months Ended
Dec. 31, 2012
Interest Rate Swaps [Abstract]
Interst Rate Swaps

8.Interest Rate Swaps

The Company entered into the following interest rate swap agreements in order to hedge its variable interest rate exposure:

	Counterparty	Trade Date	Effective Date	Termination Date	Notional Amount December 31, 2012	Fixed Rate	Floating Rate
1.	Unicredit Bank	March 20, 2012	May 18, 2012	May 18, 2017	$5,100,000	1.48%	3-month USD LIBOR
2.	Credit Suisse AG	April 19, 2012	May 30, 2012	May 30, 2017	$4,787,500	1.20%	3-month USD LIBOR
3.	Credit Suisse AG	June 1, 2012	May 30, 2012	May 30, 2017	$4,787,500	1.0375%	3-month USD LIBOR
4.	Credit Suisse AG	July 4, 2012	August 30, 2012	May 30, 2017	$4,902,400	0.995%	3-month USD LIBOR
5.	Unicredit Bank	July 5, 2012	August 17, 2012	May 18, 2017	$7,650,000	0.98%	3-month USD LIBOR
6.	Credit Suisse AG	July 10, 2012	August 30, 2012	May 30, 2017	$4,902,400	0.935%	3-month USD LIBOR
7.	ABN AMRO	August 8, 2012	October 2, 2012	July 2, 2015	$23,750,000	0.595%	3-month USD LIBOR
8.	ABN AMRO	September 28, 2012	November 6, 2012	May 6, 2017	$11,498,500	0.74%	3-month USD LIBOR
9.	HSH Nordbank	September 28, 2012	November 6, 2012	May 6, 2017	$11,498,500	0.76%	3-month USD LIBOR
					$78,876,800

The notional amounts of the interest rate swap agreements are equally reduced on a quarterly basis until their expiration.

The above swaps qualified for hedge accounting as of December 31, 2012.